Pioneer AMT-Free
Municipal Fund

Schedule of Investments | March 31, 2021

Ticker Symbols: Class A PBMFX Class C MNBCX Class Y PBYMX

Schedule of Investments | 3/31/21 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 96.8%
	ASSET BACKED SECURITY - 0.1% of Net Assets
1,945,635	New York State Housing Finance Agency, 1.65%, 5/15/39	$1,894,492
	TOTAL ASSET BACKED SECURITY
	(Cost $1,945,635)	$1,894,492
	MUNICIPAL BONDS - 92.3% of Net Assets(a)
	Arizona - 0.0%†
135,000(b)	City of Mesa, Utility System Revenue, 3.25%, 7/1/29	$146,280
9,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	9,158
	Total Arizona	$155,438
	California - 6.8%
10,000,000(c)	Alameda Corridor Transportation Authority, California Revenue Capital Appreciation Senior Lien, Series A, 10/1/31 (NATL Insured)	$8,252,100
16,695,000(c)(d)	Anaheim Public Financing Authority, Public Improvements Project, Series C, 9/1/36 (AGM Insured)	12,654,142
36,350,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series D, 6/1/55	2,735,701
2,985,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	4,497,888
6,400,000	California Educational Facilities Authority, Stanford University, Series U-A, 5.0%, 5/1/45	9,600,384
7,000,000	City of San Francisco, Public Utilities Commission Water Revenue, Series A, 4.0%, 11/1/34	7,825,440
5,000,000(e)	Coast Community College District, Election 2012, Series D, 5.0%, 8/1/31	6,258,100
6,000,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-2, 5.0%, 6/1/47	6,195,000
3,000,000	Long Beach Bond Finance Authority, Series A, 5.5%, 11/15/37	4,330,650
2,180,000(e)	Pomona Unified School District, Series A, 6.55%, 8/1/29 (NATL Insured)	2,750,668
5,000,000(e)	San Diego Unified School District, Series R2, 0.0%, 7/1/40	5,649,900
3,500,000	San Francisco City & County Airport Commission-San Francisco International Airport, Series B, 5.0%, 5/1/47	4,170,320
7,000,000(e)	State of California, 3.0%, 10/1/49	7,348,390
7,130,000	University of California, 4.0%, 5/15/41	8,292,689
10,000,000	University of California, 4.0%, 5/15/47	11,692,100
5,000,000	University of California, Series AV, 5.0%, 5/15/35	6,199,450
	Total California	$108,452,922
	Colorado - 1.5%
6,265,000	Board of Water Commissioners City & County of Denver, 4.0%, 9/15/34	$7,620,934
5,000,000	Metro Wastewater Reclamation District, 2.5%, 4/1/45	5,195,950
5,000,000	University of Colorado, Series A-2, 4.0%, 6/1/38	5,794,900
5,000,000	University of Colorado, Series A-2, 4.0%, 6/1/39	5,637,600
	Total Colorado	$24,249,384
	Connecticut - 0.3%
3,000,000(e)	Metropolitan District, 3.0%, 3/1/29	$3,109,230
2,000,000	Mohegan Tribal Finance Authority, Connecticut Tribal Economic Development, 7.0%, 2/1/45 (144A)	2,040,160
	Total Connecticut	$5,149,390
	District of Columbia - 1.1%
10,000,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$10,239,000
84,000,000(c)	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Series C, 6/15/55	7,972,440
	Total District of Columbia	$18,211,440
	Florida - 9.2%
2,935,000	Broward County FL Water & Sewer Utility Revenue, 3.0%, 10/1/41	$3,277,221
1,000,000	Central Florida Expressway Authority, 5.0%, 7/1/39	1,218,340
2,000,000	Central Florida Expressway Authority, Senior Lien, 5.0%, 7/1/38	2,443,380
2,615,000	City of Tampa, Baycare Health Care, Series A, 5.0%, 11/15/46	3,014,075
6,145,000	County of Hillsborough FL, 3.0%, 8/1/41	6,581,664
5,375,000	County of Hillsborough FL Utility Revenue, 3.0%, 8/1/36	5,778,716
4,500,000	County of Hillsborough, Utility Revenue, 3.0%, 8/1/37	4,846,140
2,360,000(e)	County of Miami-Dade FL, 4.0%, 7/1/38	2,808,896
2,455,000(e)	County of Miami-Dade FL, 4.0%, 7/1/39	2,907,506
10,000,000	County of Miami-Dade FL Water & Sewer System Revenue, 3.0%, 10/1/49	10,568,800
18,500,000	County of Miami-Dade FL Water & Sewer System Revenue, 4.0%, 10/1/49	21,304,415
2,500,000	County of Orange, Water Utility System Revenue, 3.0%, 10/1/32	2,609,025
4,645,000	County of Orange, Water Utility System Revenue, 3.0%, 10/1/34	4,827,038
20,000,000	Hillsborough County Industrial Development Authority, 3.5%, 8/1/55	21,136,200
6,850,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/34	7,803,999
3,595,000(e)	State of Florida, 2.0%, 7/1/33	3,758,069
16,500,000	State of Florida Department of Transportation Turnpike System Revenue, 3.0%, 7/1/49	17,643,615
10,000,000	State of Florida Department of Transportation Turnpike System Revenue, 4.0%, 7/1/39	11,482,300
4,645,000(e)	State of Florida, Department Transportation Right of Way, 3.25%, 7/1/37	5,120,369
7,660,000(e)	State of Florida, Department Transportation Right of Way, 4.0%, 7/1/39	8,836,499
	Total Florida	$147,966,267
	Georgia - 3.6%
1,500,000	Brookhaven Development Authority, 3.0%, 7/1/46	$1,569,960
4,800,000	Brookhaven Development Authority, 4.0%, 7/1/44	5,569,152
12,000,000	Brookhaven Development Authority, 4.0%, 7/1/49	13,785,360
10,000,000	County of Fulton GA Water & Sewerage Revenue, 2.25%, 1/1/42	10,052,300
2,040,000(e)	County of Fulton, Library Bond, 3.25%, 7/1/37	2,243,653
2,870,000(e)	County of Fulton, Library Bond, 3.5%, 7/1/39	3,168,251
Principal Amount USD ($)		Value
	Georgia – (continued)
4,790,000(e)	County of Fulton, Library Bond, 4.0%, 7/1/40	$ 5,429,992
4,000,000	Forsyth County Water & Sewerage Authority, 3.0%, 4/1/44	4,333,960
2,000,000	Main Street Natural Gas, Inc., Series A, 4.0%, 5/15/39	2,223,280
5,000,000	Metropolitan Atlanta Rapid Transit Authority, Series C, 3.5%, 7/1/38	5,435,600
2,750,000	Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	3,016,860
	Total Georgia	$56,828,368
	Illinois - 2.0%
1,000,000	Illinois Finance Authority, Art Institute Of Chicago, 4.0%, 3/1/38	$1,102,840
1,500,000	Illinois Finance Authority, Art Institute Of Chicago, 5.0%, 3/1/30	1,784,145
5,000,000	Illinois Finance Authority, Centegra Health System, Series A, 5.0%, 9/1/42	5,446,000
1,500,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/36	1,715,820
2,175,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/37	2,483,459
3,000,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	3,366,450
8,540,000	Illinois Finance Authority, Presence Health Network, Series C, 5.0%, 2/15/33	10,371,232
1,000,000	Illinois Finance Authority, Presence Health Network, Series C, 5.0%, 2/15/36	1,213,170
3,650,000(d)	Metropolitan Pier & Exposition Authority, Mccormick Place Convention, 7.0%, 7/1/26	4,291,086
	Total Illinois	$31,774,202
	Indiana - 0.2%
3,000,000	Indiana University, Series A, 4.0%, 6/1/42	$3,265,050
	Total Indiana	$3,265,050
	Louisiana - 0.4%
6,000,000(b)	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41	$6,084,900
400,000(b)	Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24	421,644
500,000(b)	Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24 (AGM Insured)	527,535
	Total Louisiana	$7,034,079
	Maine - 0.8%
4,500,000(b)	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 6.75%, 7/1/36	$4,571,010
3,040,000(b)	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 6.95%, 7/1/41	3,088,518
1,000,000	Maine Turnpike Authority, 3.0%, 7/1/40	1,051,900
1,250,000	Maine Turnpike Authority, 4.0%, 7/1/45	1,420,138
2,745,000	University of Maine, 5.0%, 3/1/25 (AGM Insured)	3,191,227
	Total Maine	$13,322,793
	Maryland - 3.6%
900,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series A, 5.0%, 12/1/16	$536,625
400,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series B, 5.0%, 12/1/16	238,500
10,000,000	State of Maryland Department of Transportation, 5.0%, 10/1/35	13,272,800
3,745,000	University System of Maryland, 4.0%, 4/1/41	4,483,252
5,480,000	University System of Maryland, 4.0%, 4/1/44	6,505,308
6,165,000	Washington Suburban Sanitary Commission, 3.0%, 6/1/45 (CNTY GTD Insured)	6,607,524
6,000,000	Washington Suburban Sanitary Commission, 3.0%, 6/1/47 (CNTY GTD Insured)	6,384,660
5,175,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.0%, 6/1/35 (CNTY GTD Insured)	5,630,348
5,180,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.0%, 6/1/37 (CNTY GTD Insured)	5,598,855
3,880,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, Second Series, 4.0%, 6/1/43 (CNTY GTD Insured)	4,236,843
3,735,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, Second Series, 4.0%, 6/1/44 (CNTY GTD Insured)	4,074,848
	Total Maryland	$57,569,563
	Massachusetts - 18.5%
3,485,000(e)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.0%, 11/15/37	$3,945,961
3,485,000(e)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.0%, 11/15/38	3,940,385
1,475,000(e)	City of Attleboro, Municipal Purpose Loan, 3.125%, 2/15/35	1,565,152
1,520,000(e)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/36	1,624,652
1,565,000(e)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/37	1,675,160
1,055,000(e)	City of Beverly, 3.125%, 10/15/39	1,126,888
5,075,000(e)	City of Cambridge, Municipal Purpose Loan, Series A, 3.0%, 2/15/35	5,381,073
1,860,000(e)	City of Revere MA, 2.125%, 9/1/41 (ST AID WITHHLDG Insured)	1,779,388
2,000,000(e)	City of Revere MA, 2.25%, 9/1/43 (ST AID WITHHLDG Insured)	1,924,700
4,875,000(e)	City of Somerville MA, 2.125%, 10/15/40	4,807,579
4,980,000(e)	City of Somerville MA, 2.125%, 10/15/41	4,868,797
5,000,000(e)	City of Waltham MA, 2.5%, 10/15/50	5,018,950
15,000,000(e)	Commonwealth of Massachusetts, 2.75%, 3/1/50	15,467,250
5,000,000(e)	Commonwealth of Massachusetts, 3.0%, 3/1/49	5,259,700
1,300,000(e)	Concord & Carlisle Regional School District, 3.0%, 3/15/29	1,335,685
1,300,000(e)	Concord & Carlisle Regional School District, 3.0%, 3/15/31	1,330,875
1,300,000(e)	Concord & Carlisle Regional School District, 3.0%, 3/15/33	1,328,808
2,750,000	Massachusetts Bay Transportation Authority, 5.0%, 7/1/34	3,600,382
7,175,000(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	6,331,650
5,000,000(c)	Massachusetts Department of Transportation, Series A, 1/1/28 (NATL Insured)	4,578,850
1,000,000	Massachusetts Development Finance Agency, 3.0%, 10/1/45 (AGM Insured)	1,021,100
Principal Amount USD ($)		Value
	Massachusetts – (continued)
2,500,000	Massachusetts Development Finance Agency, 5.0%, 7/1/50	$3,922,325
3,000,000(g)	Massachusetts Development Finance Agency, 5.0%, 7/1/50	3,887,490
4,200,000	Massachusetts Development Finance Agency, Agency Williams College, Series P, 5.0%, 7/1/43	4,572,456
1,500,000	Massachusetts Development Finance Agency, Berklee College Music, 5.0%, 10/1/35	1,772,160
1,000,000	Massachusetts Development Finance Agency, Berkshire Health System, Series G, 5.0%, 10/1/30	1,015,350
4,000,000	Massachusetts Development Finance Agency, Boston University, Series X, 5.0%, 10/1/48	4,338,720
12,690,000	Massachusetts Development Finance Agency, Broad Institute, 4.0%, 4/1/41	14,501,117
2,000,000	Massachusetts Development Finance Agency, Broad Institute, 5.0%, 4/1/37	2,460,440
5,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 4.0%, 7/15/36	5,774,800
25,865,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	38,121,389
5,000,000	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A, 5.5%, 7/1/44	4,533,650
4,000,000	Massachusetts Development Finance Agency, Lowell General Hospital, Series G, 5.0%, 7/1/44	4,239,200
400,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.625%, 7/15/36	407,016
500,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.75%, 7/15/43	507,625
2,000,000	Massachusetts Development Finance Agency, Northeastern University, 4.0%, 10/1/35	2,085,120
450,000	Massachusetts Development Finance Agency, Northeastern University, Series A, 5.0%, 3/1/39	500,593
2,700,000	Massachusetts Development Finance Agency, Partners Healthcare System, Series O, 4.0%, 7/1/45	2,885,085
8,000,000	Massachusetts Development Finance Agency, Partners Healthcare System, Series S, 4.0%, 7/1/35	9,548,640
5,000,000	Massachusetts Development Finance Agency, Partner's Healthcare System, Series S-1, 4.0%, 7/1/41	5,769,150
875,000	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.0%, 8/15/38	959,621
125,000(b)	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.0%, 8/15/38	144,911
6,600,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	10,282,338
4,080,000(c)	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series B, 1/1/38 (AGC Insured)	2,819,158
835,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/38	1,013,623
1,000,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/43	1,210,550
500,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/48	597,690
2,500,000	Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 4.0%, 9/1/49	2,557,825
1,250,000	Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 5.0%, 9/1/50	1,311,800
16,950,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	24,836,327
2,000,000	Massachusetts Health & Educational Facilities Authority, Northeastern University, Series T-2, 4.125%, 10/1/37	2,056,740
1,000,000(b)	Massachusetts Port Authority, Series B, 5.0%, 7/1/32	1,055,510
1,000,000(b)	Massachusetts Port Authority, Series B, 5.0%, 7/1/33	1,048,350
1,000,000	Massachusetts Port Authority, Series C, 5.0%, 7/1/33	1,124,420
2,000,000	Massachusetts School Building Authority, 3.0%, 8/15/38	2,188,740
2,500,000	Massachusetts School Building Authority, 4.0%, 8/15/40	2,975,175
2,420,000	Massachusetts Water Resources Authority, General, Series B, 5.25%, 8/1/36 (AGM Insured)	3,659,790
4,000,000(e)	Town of Hingham MA, 2.0%, 2/15/40	4,039,720
1,000,000(e)	Town of Hingham MA, 3.0%, 2/15/36	1,112,130
1,600,000(e)	Town of Lexington, Municipal Purpose Loan, 3.125%, 2/1/36	1,776,320
1,150,000(e)	Town of Lexington, Municipal Purpose Loan, 3.125%, 2/1/37	1,273,257
1,635,000(e)	Town of Lexington, Municipal Purpose Loan, 3.25%, 2/1/38	1,817,744
1,305,000(e)	Town of Nantucket, 2.0%, 12/15/27	1,397,459
5,000,000(e)	Town of Natick, Municipal Purpose Loan, 4.0%, 7/15/37	5,635,850
1,955,000(e)	Town of Norwood, Municipal Purpose Loan, 2.125%, 7/15/30	2,015,957
2,000,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.0%, 5/1/31	2,195,440
1,535,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.375%, 5/1/32	1,628,574
1,265,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.5%, 5/1/35	1,342,658
3,500,000(e)	Town of Plymouth, Municipal Purpose Loan, 3.5%, 5/1/44	3,763,655
4,160,000(e)	Town of Stoughton, Municipal Purpose Loan, 3.0%, 10/15/37	4,433,354
1,000,000(e)	Town of Wellesley, Municipal Purpose Loan, 4.0%, 6/1/41	1,084,340
4,000,000(e)	Town of Wellesley, Municipal Purpose Loan, 4.0%, 6/1/45	4,319,400
2,370,000(e)	Town of Weymouth MA, 2.0%, 8/15/41	2,231,189
4,500,000(b)(e)	Town of Wilmington, School, 4.0%, 3/15/37	4,651,470
2,500,000(b)	University of Massachusetts Building Authority, Series 1, 5.0%, 11/1/39	2,688,675
	Total Massachusetts	$296,005,071
	Michigan - 0.7%
10,000,000	Michigan State Building Authority, 3.0%, 10/15/45	$10,546,000
	Total Michigan	$10,546,000
	Minnesota - 1.9%
5,000,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.0%, 11/15/48	$5,713,150
3,000,000	City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/29	3,970,260
5,350,000	City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/36	8,128,897
7,600,000(e)	State of Minnesota, 2.0%, 8/1/34	7,729,808
Principal Amount USD ($)		Value
	Minnesota – (continued)
3,000,000(e)	State of Minnesota, Series B, 3.0%, 10/1/36	$3,192,450
1,000,000	University of Minnesota, Series B, 4.0%, 1/1/29	1,082,250
860,000	University of Minnesota, Series B, 4.0%, 1/1/30	926,607
	Total Minnesota	$30,743,422
	Missouri - 0.6%
2,500,000	Health & Educational Facilities Authority of the State of Missouri, CoxHealth Hospital, Series A, 5.0%, 11/15/35	$2,832,525
4,000,000	Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Series F, 4.0%, 11/15/45	4,242,840
2,000,000	Missouri Development Finance Board, City of Independence-Annual Appropiation Sewer System, 5.25%, 11/1/42	2,206,240
	Total Missouri	$9,281,605
	Nebraska - 0.1%
2,000,000(b)	University of Nebraska, University Nebraska Lincoln Student, Series A, 3.0%, 7/1/35	$2,253,800
	Total Nebraska	$2,253,800
	New Hampshire - 0.5%
2,000,000(e)	City of Manchester NH, 2.0%, 6/15/33	$2,007,700
1,000,000	New Hampshire Health & Education Facilities Authority Act, 5.0%, 8/1/59	1,516,730
4,000,000	New Hampshire Health & Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	4,361,920
	Total New Hampshire	$7,886,350
	New Jersey - 0.1%
1,640,000(e)	Township of Plainsboro, General Improvement, 2.0%, 8/1/24	$1,726,674
	Total New Jersey	$1,726,674
	New York - 7.3%
1,745,000(e)	Massapequa Union Free School District, 2.0%, 10/1/32 (ST AID WITHHLDG Insured)	$1,714,794
1,785,000(e)	Massapequa Union Free School District, 2.0%, 10/1/33 (ST AID WITHHLDG Insured)	1,745,801
5,000,000	New York City Housing Development Corp., 2.75%, 2/1/51	5,095,800
12,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 4.0%, 11/1/34	14,300,040
100,000,000(c)	New York Counties Tobacco Trust IV, 6/1/60	4,715,000
10,000,000	New York State Dormitory Authority, 3.0%, 3/15/42	10,478,500
5,000,000	New York State Dormitory Authority, 4.0%, 3/15/35	5,899,000
6,885,000	New York State Dormitory Authority, 5.0%, 10/1/50	10,575,429
5,030,000	New York State Dormitory Authority, Columbia University, 5.0%, 10/1/41	5,032,716
10,000,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	15,363,400
5,515,000	New York State Dormitory Authority, Insured-FIT Student Housing Corp., 5.25%, 7/1/24 (NATL Insured)	5,903,807
4,500,000	New York State Dormitory Authority, New York University, Series A, 4.0%, 7/1/36	5,187,870
1,000,000	New York State Dormitory Authority, Series A, 4.0%, 7/1/35	1,180,640
3,250,000	New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	4,981,958
5,000,000	New York State Urban Development Corp., 3.0%, 3/15/49	5,130,800
10,000,000	New York State Urban Development Corp., 4.0%, 3/15/41	11,541,600
1,500,000	Port Authority of New York & New Jersey, Consolidated Ninety-Third Series, 6.125%, 6/1/94	1,693,230
4,935,000(e)	Port Chester-Rye Union Free School District, 2.0%, 6/1/36 (ST AID WITHHLDG Insured)	4,782,706
	Total New York	$115,323,091
	North Carolina - 2.1%
3,250,000	City of Charlotte NC Water & Sewer System Revenue, 2.25%, 7/1/50	$3,116,815
3,000,000	City of Charlotte, Storm Water Revenue, 4.0%, 12/1/43	3,237,960
5,000,000	City of Fayetteville, Public Works Commission Revenue, 4.0%, 3/1/44	5,746,250
10,000,000	North Carolina Turnpike Authority, Series A, 4.0%, 1/1/35	11,510,700
9,615,000(e)	State of North Carolina, St. Public Improvement Connecourt, Series A, 3.0%, 6/1/35	10,614,191
	Total North Carolina	$34,225,916
	Ohio - 0.3%
800,000	County of Lake, Lake Hospital, Series S, 6.0%, 8/15/43	$803,064
3,500,000	Ohio Water Development Authority Water Pollution Control Loan Fund, 4.0%, 12/1/38	4,215,750
	Total Ohio	$5,018,814
	Oklahoma - 0.1%
1,395,000	McGee Creek Authority, Oklahoma Water Revenue, 6.0%, 1/1/23 (NATL Insured)	$1,466,926
	Total Oklahoma	$1,466,926
	Oregon - 2.7%
1,800,000	City of Portland, Sewer System Revenue, First Lien, Series A, 2.0%, 6/15/29	$1,870,434
5,000,000(e)	Clackamas County School District No. 7J Lake Oswego, School District, 4.0%, 6/1/43 (SCH BD GTY Insured)	5,594,200
3,000,000(b)(e)	Deschutes & Jefferson Counties School District No. 2J Redmond, 3.0%, 6/15/32 (SCH BD GTY Insured)	3,166,170
15,000,000	Medford Hospital Facilities Authority, 3.0%, 8/15/50 (AGM Insured)	15,457,800
2,000,000(c)(e)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/30 (SCH BD GTY Insured)	1,701,780
2,000,000(c)(e)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/31 (SCH BD GTY Insured)	1,653,100
1,715,000(c)(e)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/32 (SCH BD GTY Insured)	1,371,383
2,000,000	Oregon Health & Science University, Series A, 5.0%, 7/1/42	2,399,300
1,500,000	Oregon Health & Science University, Series B, 5.0%, 7/1/28	1,793,610
7,030,000(e)	State of Oregon, Series J, 5.0%, 8/1/42	8,613,226
	Total Oregon	$43,621,003
Principal Amount USD ($)		Value
	Pennsylvania - 4.7%
825,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$920,906
175,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	193,300
10,000,000(e)	Commonwealth of Pennsylvania, 4.0%, 5/1/32	12,151,500
4,095,000	Dauphin County General Authority, Pinnacle Health System Project, 5.0%, 6/1/42	4,255,155
3,725,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	4,068,072
5,385,000	Pennsylvania Higher Educational Facilities Authority, 3.0%, 8/15/47	5,625,979
605,000	Pennsylvania Higher Educational Facilities Authority, 4.0%, 12/1/44	688,786
2,500,000	Pennsylvania Higher Educational Facilities Authority, 4.0%, 12/1/48	2,837,250
4,750,000	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, 5.0%, 9/1/39	5,311,023
1,000,000	Pennsylvania Housing Finance Agency, 3.35%, 10/1/45	1,038,780
2,000,000	Pennsylvania Housing Finance Agency, 3.4%, 10/1/49	2,077,800
2,000,000	Pennsylvania Turnpike Commission, Series A-1, 5.0%, 12/1/42	2,429,060
5,000,000	Pennsylvania Turnpike Commission, Series A-1, 5.0%, 12/1/47	6,020,100
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.0%, 7/1/35	2,882,000
3,750,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.0%, 7/1/36	4,308,713
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.0%, 7/1/37	2,867,650
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 5.0%, 7/1/42	2,814,450
3,000,000	Philadelphia Authority for Industrial Development, Thomas Jefferson University, Series A, 4.0%, 9/1/42	3,290,490
3,680,000	Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/39	4,533,907
5,015,000	Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/44	6,219,804
1,195,000	Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/45	1,475,765
	Total Pennsylvania	$76,010,490
	Puerto Rico - 0.3%
7,000,000(e)(f)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$5,503,750
	Total Puerto Rico	$5,503,750
	Rhode Island - 0.9%
5,140,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/37	$5,943,382
3,750,000(g)	Tender Option Bond Trust Receipts/Certificates, Series 2019-XM0721, 0.0%, 9/1/47 (144A)	5,535,450
20,000,000(c)	Tobacco Settlement Financing Corp., Asset-Backed, Series B, 6/1/52	2,982,000
	Total Rhode Island	$14,460,832
	South Carolina - 0.8%
5,000,000	City of Charleston SC Waterworks & Sewer System Revenue, 4.0%, 1/1/49	$5,755,150
1,000,000	SCAGO Educational Facilities Corp. for Pickens School District, 3.25%, 12/1/28	1,088,370
5,675,000	South Carolina Transportation Infrastructure Bank, Series A, 3.0%, 10/1/33	5,900,922
	Total South Carolina	$12,744,442
	Tennessee - 0.2%
2,845,000	City of Knoxville TN Electric System Revenue, 4.0%, 7/1/41	$3,479,663
	Total Tennessee	$3,479,663
	Texas - 9.7%
3,550,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, 1/1/26	$3,256,237
3,000,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, 1/1/27	2,697,480
7,100,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, Senior Lien, 1/1/25	6,779,648
6,500,000	Central Texas Turnpike System, 3.0%, 8/15/40	6,853,080
5,000,000	City of Austin TX Airport System Revenue, 5.0%, 11/15/49	6,079,550
5,360,000	City of Austin TX Water & Wastewater System Revenue, 5.0%, 11/15/45	6,871,037
10,000,000	City of Houston TX Combined Utility System Revenue, 2.5%, 11/15/40	10,157,800
3,790,000(e)	County of Williamson TX, 2.375%, 2/15/37	3,970,328
80,000(e)	Eagle Mountain & Saginaw Independent School District, 3.0%, 8/15/29 (PSF-GTD Insured)	84,250
1,000,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, 5.0%, 6/1/28	1,027,380
500,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, 5.0%, 6/1/33	507,760
5,000,000(e)	Lubbock-Cooper Independent School District, 4.0%, 2/15/49 (PSF-GTD Insured)	5,358,550
2,000,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Village On The Park, 4.75%, 7/1/51	1,347,220
5,000,000	North Texas Tollway Authority, 3.0%, 1/1/38	5,409,000
5,000,000	North Texas Tollway Authority, 4.0%, 1/2/38	5,787,300
2,000,000(b)	North Texas Tollway Authority, First Tier, Series D, 5.0%, 1/1/38	2,068,600
4,000,000	North Texas Tollway Authority, Second Tier, Series A, 5.0%, 1/1/30	4,612,760
5,000,000	North Texas Tollway Authority, Second Tier, Series A, 5.0%, 1/1/35	5,708,350
5,000,000(e)	Port Authority of Houston of Harris County Texas, 3.0%, 10/1/39	5,535,000
10,000,000(e)	Tarrant County College District, 2.0%, 8/15/37	9,856,700
1,945,000	Texas Department of Housing & Community Affairs, Series A, 3.5%, 7/1/34 (GNMA/FNMA Insured)	2,160,059
2,440,000	Texas Department of Housing & Community Affairs, Series A, 3.8%, 7/1/39 (GNMA/FNMA Insured)	2,698,494
5,000,000	Texas Water Development Board, 4.0%, 10/15/44	5,896,300
5,000,000	Texas Water Development Board, St. Water Implementation Fund, Series A, 4.0%, 4/15/48	5,788,450
5,000,000	Texas Water Development Board, State Water Implementation Fund, Series B, 5.0%, 4/15/49	6,197,100
Principal Amount USD ($)		Value
	Texas – (continued)
25,000,000	University of Texas System, Financing System, Series A, 5.0%, 8/15/49	$ 37,908,500
	Total Texas	$154,616,933
	Utah - 1.6%
1,000,000	Salt Lake City Corp. Airport Revenue, Series B, 5.0%, 7/1/34	$1,193,480
6,000,000(e)	State of Utah, 3.0%, 7/1/33	6,760,800
4,000,000(e)	State of Utah, 3.0%, 7/1/34	4,489,960
13,110,000	Utah State University, 3.0%, 12/1/49	13,332,346
	Total Utah	$25,776,586
	Virginia - 4.2%
3,000,000(e)	City of Alexandria VA, 3.0%, 7/15/46 (ST AID WITHHLDG Insured)	$3,221,220
2,425,000(e)	City of Lynchburg VA, 2.375%, 8/1/39	2,543,801
2,505,000(e)	City of Lynchburg VA, 2.375%, 8/1/40	2,621,758
1,170,000(e)	City of Manassas, 2.0%, 7/1/31 (ST AID WITHHLDG Insured)	1,179,594
5,000,000(e)	City of Richmond VA, 3.0%, 7/15/35 (ST AID WITHHLDG Insured)	5,444,150
4,100,000	City of Virginia Beach VA Storm Water Utility Revenue, 3.0%, 11/15/42	4,460,267
1,500,000(e)	County of Arlington, 4.0%, 8/15/35	1,706,475
5,725,000	Loudoun County Economic Development Authority, 2.125%, 12/1/39	5,886,445
5,000,000	Loudoun County Economic Development Authority, 3.0%, 12/1/37	5,524,450
18,490,000	Tobacco Settlement Financing Corp., Senior, Series B-1, 5.0%, 6/1/47	18,445,809
7,075,000	University of Virginia, Series A, 5.0%, 4/1/42	8,592,163
5,000,000	Virginia Commonwealth Transportation Board, 3.0%, 5/15/37	5,446,900
650,000	Virginia Housing Development Authority, 2.1%, 7/1/35	668,655
1,000,000	Virginia Housing Development Authority, 2.3%, 7/1/40	1,028,460
	Total Virginia	$66,770,147
	Washington - 5.1%
30,025,000	Central Puget Sound Regional Transit Authority, Series S-1, 5.0%, 11/1/46	$44,871,161
4,715,000	City of Seattle WA Municipal Light & Power Revenue, 4.0%, 7/1/41	5,552,431
4,300,000	City of Seattle WA Municipal Light & Power Revenue, 4.0%, 7/1/44	5,018,917
10,250,000	City of Seattle, Municipal Light & Power Revenue Improvement, Series A, 4.0%, 1/1/48	11,380,473
10,000,000	King County Housing Authority, Birch Creek Apartments Project, 5.5%, 5/1/38 (CNTY GTD Insured)	10,040,800
3,000,000(e)	King County Issaquah School District No. 411, 4.5%, 12/1/30 (SCH BD GTY Insured)	3,340,980
1,500,000(b)	Public Utility District No. 1 of Franklin County, Series A, 5.0%, 9/1/38	1,617,150
	Total Washington	$81,821,912
	Wisconsin - 0.4%
5,000,000(e)	State of Wisconsin, 4.0%, 5/1/40	$5,888,200
	Total Wisconsin	$5,888,200
	TOTAL MUNICIPAL BONDS
	(Cost $1,382,884,701)	$1,479,150,523
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 4.4% of Net Assets
70,000,000(c)	United States Treasury Bill, 4/13/21	$69,999,883
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $69,999,560)	$69,999,883
Shares		Value
	Liquidating Trust – Real Estate – 0.0%† of Net Assets#
200(h)	CMS Liquidating Trust, 0.0% 12/30/99	$440,000
	TOTAL LIQUIDATING TRUST – REAL ESTATE
	(Cost $640,000)	$440,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 96.8%
	(Cost $1,455,469,896)(i)	$1,551,484,898
	OTHER ASSETS AND LIABILITIES - 3.2%	$51,843,234
	NET ASSETS - 100.0%	$1,603,328,132

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2021, the value of these securities amounted to $11,643,682, or 0.7% of net assets.

AGC	Assured Guaranty Corp.
AGM	Assured Guarantee Municipal.
AMBAC	Ambac Assurance Corp.
CNTY GTD	County Guaranteed.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
SCH BD GTY	School Board Guaranty.
ST AID WITHHLDG	State Aid Withholding.
†	Amount rounds to less than 0.1%.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)
Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Escrow to maturity.
(e)	Represents a General Obligation Bond.
(f)	Security is in default.
(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2021.
(h)	Non-income producing security.
(i)	The concentration of investments by type of obligation/market sector is as follows:

Revenue Bonds:
General Obligation	$ 429,277,007	27.7%
Education Revenue	402,634,536	26.0%
Health Revenue	191,434,464	12.4%
Water Revenue	186,936,836	12.0%
Transportation Revenue	122,570,250	7.9%
Other Revenue	78,235,297	5.0%
Tobacco Revenue	53,395,269	3.4%
Development Revenue	53,284,950	3.4%
Utilities Revenue	31,324,014	2.0%
Power Revenue	1,617,150	0.1%
Facilities Revenue	775,125	0.1%
		100.0%

#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
CMS Liquidating Trust	11/20/2012	$640,000	$440,000
Total Restricted Securities			$440,000
% of Net assets			0.0%†

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Security	$–	$1,894,492	$–	$1,894,492
Municipal Bonds	–	1,479,150,523	–	1,479,150,523
U.S. Government and Agency Obligation	–	69,999,883	–	69,999,883
Liquidating Trust – Real Estate	–	440,000	–	440,000
Total Investments in Securities	$–	$1,551,484,898	$–	$1,551,484,898

During the three months ended March 31, 2021, there were no transfers in or out of Level 3.

Pioneer AMT-Free Municipal Fund | 3/31/21